Non-current assets	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Non-current assets

8. Non-current assets

The scrap value of the vessels is estimated at $300 (2014: $300) per lightweight ton. Interest capitalized in relation to vessels under construction during the year ended December 31, 2015 totaled $2,423,717 (2014: $3,936,843). Vessels, which are owned and operated by Ardmore, have been provided as collateral under certain loan agreements entered into by Ardmore (see Note 9). Other non-current assets consist of office equipment, fixtures and fittings. No impairment has been recognized as at the balance sheet date.